Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14700
Entity Registrant Name	Taiwan Semiconductor Manufacturing Company Limited
Entity Address, Address Line One	No. 8, Li-Hsin Road 6
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Postal Zip Code	300-096
Entity Address, Country	TW
Entity Incorporation, State or Country Code	F5
Title of 12(b) Security	Common Shares
Trading Symbol	TSM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	25,932,524,521
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0001046179
Document Fiscal Year Focus	2025
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 8, Li-Hsin Road 6
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Postal Zip Code	300-096
Entity Address, Country	TW
Contact Personnel Name	Wendell Huang
City Area Code	886-3
Local Phone Number	5055921
Contact Personnel Email Address	invest@tsmc.com